S000001599 [Member] Expense Example - Tax-Exempt Bond Fund	Oct. 31, 2025 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	698
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	708
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	849
Expense Example, with Redemption, 10 Years	1,862
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	454
Expense Example, with Redemption, 3 Years	625
Expense Example, with Redemption, 5 Years	811
Expense Example, with Redemption, 10 Years	$ 1,349